Derivative Financial Instruments and Risk Management Policies - Breakdown of Financial Results Narrative (Details) € in Millions, R$ in Millions, $ in Millions		12 Months Ended
	Apr. 12, 2024	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of financial assets [line items]
Increase (reduction) to finance income due to decisions with tax authorities						€ 139
Republic of Colombia
Disclosure of financial assets [line items]
Damages penalty percentage	0.05	0.05	0.05	0.05
Republic of Colombia | Legal proceedings contingent liability
Disclosure of financial assets [line items]
Damages penalty percentage		0.05	0.05	0.05
Derivative instruments
Disclosure of financial assets [line items]
Other financial income		€ 326			€ 349	894
Accretion of provisions and other liabilities		(389)			(489)	276
Derivative instruments | Telefónica Brazil
Disclosure of financial assets [line items]
Other financial income					€ 46
Accretion of provisions and other liabilities		70		R$ 406
Derivative instruments | Republic of Colombia
Disclosure of financial assets [line items]
Other financial income		€ 154	$ 164
Derivative instruments | Spain
Disclosure of financial assets [line items]
Other financial income						€ 526